Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
As of December 31, 2021 and 2022, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2021	2022	2021	2022
			US$	US$
Equity securities measured at cost:
Cashido Corp. (Cashido)	0.6%	0.6%	—	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	—	—
Kinara, Inc (Kinara)	14.4%	14.1%	6,500	6,500
BIWIN Storage Technology Corp.(BIWIN)	0.3%	—	2,041	—

			8,541	6,500
Marketable equity securities:
BIWIN Storage Technology Corp.(BIWIN)	—	0.3%	—	2,767

			8,541	9,267